Consolidated Statements of Comprehensive Income (Parentheticals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrealized holding gains (losses), tax amounts	$ 12	$ 53	$ (70)
Reclassification adjustments, tax amounts	8	30	(13)
Cumulative translation adjustments, tax amounts	57	(15)	(22)
Prior service cost, tax amounts	0	(1)	0
Net loss, tax amounts	(193)	(257)	(1,561)
Amoritization of prior service cost, tax amounts	13	8	8
Amortization of net loss in net periodic pension costs, tax amounts	92	40	13
Net gains (losses) on cash flow derivative instruments, tax amounts	$ 2	$ 56	$ (49)